TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

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Transamerica Goldman Sachs 70/30 Allocation VP

Effective March 1, 2023, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Goldman Sachs 70/30 Allocation VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Goldman Sachs Asset Management, L.P.
Portfolio Managers:

Neill Nuttall	Portfolio Manager	since May 2020

Alexandra Wilson-Elizondo	Portfolio Manager	since January 2022

Effective March 1, 2023, the following replaces the information in the Prospectus for Transamerica Goldman Sachs 70/30 Allocation VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Neill Nuttall	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2020; Managing Director and Co-Chief Investment Officer of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014
Alexandra Wilson-Elizondo	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2022; Head of multi-asset funds and model portfolio management within the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2021; prior to 2021, employed by MacKay Shields since 2015

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Effective March 1, 2023, the following replaces the corresponding information in the Statement of Additional Information for Transamerica Goldman Sachs 70/30 Allocation VP under the section in Appendix B entitled “Portfolio Managers – Goldman Sachs Asset Management, L.P. (“GSAM”)”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Neill Nuttall	31	$34.73 billion	23	$14.04 billion	102	$146.86 billion

Alexandra Wilson-Elizondo	26	$29.05 billion	0	$0	0	$0

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Neill Nuttall	0	$0	0	$0	2	$4.44 billion

Alexandra Wilson-Elizondo	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

March 1, 2023